SHORT TERM LOANS (Details) (Majority Shareholder [Member]) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS	Nov. 30, 2012 ILS
Short-term Debt [Line Items]
Credit facility, maximum borrowing amount			3,000
Credit facility, amount received	$ 777	2,900